Consolidated Statements of Operations and Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenues	$ 117,812	$ 105,599
Cost of revenues	109,154	100,374
Gross profit	8,658	5,225
Operating expenses
Selling, general & administrative expenses	639,528	761,953
Research and development expenses	31,348
Total operating expenses	670,876	761,953
Loss from operations	(662,218)	(756,728)
Other income (expenses)
Other income	5,341	(25,052)
Other expense		34,280
Total other income	5,341	9,228
Loss from operations before provision of income taxes	(656,877)	(747,500)
Provision for income taxes expenses	(2,165)	186,875
Net loss	(659,042)	(560,625)
Comprehensive loss
Net loss	(659,042)	(560,625)
Other comprehensive income
Foreign currency translation adjustment	40,824	(3,940)
Total comprehensive loss	$ (618,218)	$ (564,565)
Loss per common share
Net loss per common share - basic and diluted	$ (0.03)	$ (0.03)
Weighted average Class A ordinary shares outstanding, basic and diluted	21,426,074	20,951,074